Supplementary cash flow information - Changes in Investing and Financing Activities (Details) - USD ($)		12 Months Ended
	Dec. 12, 2019	Dec. 31, 2019	Dec. 31, 2018
Short term investments
Beginning balance of short term investments		$ 7,889,000	$ 7,833,000
Cash flow - Purchases		0	36,084,000
Cash flow - Proceeds from short term investment		(7,884,000)	(36,093,000)
Non-cash changes - Opening adjustment on change in accounting policy			78,000
Non-cash changes - Other		(5,000)	(13,000)
Ending balance of short term investments		0	7,889,000
Common shares
Beginning balance common shares		(504,650,000)
Cash flow - Proceeds from exercise of options		13,748,000	943,000
Ending balance common shares		(790,472,000)	(504,650,000)
Warrants
Warrants
Warrants
Capital reserve [Abstract]
Beginning balance capital reserve		(24,690,000)
Non-cash changes - Stock Based Compensation		(7,414,000)	(6,860,000)
Ending balance capital reserve		(23,655,000)	(24,690,000)
Common shares
Common shares
Beginning balance common shares		(504,650,000)	(499,200,000)
Cash flow - Proceeds from exercise of derivative warrants		(6,989,000)	(3,071,000)
Cash flow - Proceeds from exercise of options		(13,748,000)	(943,000)
Non-cash changes - Conversion to Common Shares		(41,967,000)	(1,436,000)
Ending balance common shares			(504,650,000)
Warrants
Warrants
Warrants		0	(906,000)
Non-cash changes - Conversion to Common Shares			906,000
Warrants		0	0
Contributed surplus
Capital reserve [Abstract]
Beginning balance capital reserve		(24,690,000)	18,360,000
Non-cash changes - Conversion to Common Shares		8,449,000	530,000
Non-cash changes - Stock Based Compensation		(7,414,000)	6,860,000
Ending balance capital reserve		(23,655,000)	(24,690,000)
Derivative warrants December 28, 2016
Derivative warrants
Beginning balance derivative warrant liabilities		(15,475,000)	(8,948,000)
Non-cash changes - Conversion to common shares		27,598,000
Non-cash changes - Fair value adjustments		(41,476,000)	(6,527,000)
Ending balance derivative warrant liabilities		(29,353,000)	(15,475,000)
Derivative warrants February 14, 2014
Derivative warrants
Beginning balance derivative warrant liabilities		(6,272,000)	(2,845,000)
Non-cash changes - Conversion to common shares		5,920,000
Non-cash changes - Fair value adjustments		352,000	(3,427,000)
Ending balance derivative warrant liabilities		0	(6,272,000)
Public Offering
Common shares
Cash flow - Proceeds from exercise options	$ 191,737,000	179,918,000	0
Public Offering | Common shares
Common shares
Cash flow - Proceeds from exercise options		(179,918,000)
ATM Facility
Common shares
Cash flow - Proceeds from exercise options		43,200,000	$ 0
ATM Facility | Common shares
Common shares
Cash flow - Proceeds from exercise options		$ (43,200,000)